Assets held for sale and Vessels and drydock - Narrative (Details) $ in Millions	1 Months Ended	6 Months Ended
	Jul. 31, 2018 equipment	Jun. 30, 2023 USD ($) vessel tanker
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of equipment cost estimated to require replacement value of vessel		10.00%
Vessels | MR | Non-current assets held for sale | STI Ville
Disclosure of detailed information about property, plant and equipment [line items]
Gross sales price of vessels | $		$ 32.5
Purchase and installation of scrubbers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel		85
Ballast water treatment systems
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels with BWTS | equipment	55
Number of vessels | tanker		56